Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group, Inc.
2.40%, 03/01/31(a)	$1,864	$1,659,586
2.60%, 08/01/31(a)	4,690	4,167,159
		5,826,745
Aerospace & Defense — 2.2%
Boeing Co.(The)
3.63%, 02/01/31	8,036	7,577,824
6.39%, 05/01/31	5,860	6,165,455
General Dynamics Corp., 2.25%, 06/01/31(a)	2,720	2,423,936
HEICO Corp., 4.95%, 08/01/31	2,630	2,622,697
Hexcel Corp., 4.90%, 05/15/31	1,050	1,036,076
Honeywell Aerospace, Inc., 4.30%, 03/16/31(b)	11,536	11,216,076
Howmet Aerospace, Inc., 4.85%, 10/15/31	3,088	3,066,155
L3Harris Technologies, Inc.
1.80%, 01/15/31	3,861	3,380,224
5.25%, 06/01/31	4,421	4,461,867
Lockheed Martin Corp., 4.70%, 12/15/31(a)	3,211	3,193,940
RTX Corp.
1.90%, 09/01/31(a)	5,815	5,037,988
6.00%, 03/15/31	5,375	5,618,873
		55,801,111
Agriculture — 1.2%
BAT Capital Corp.
2.73%, 03/25/31	7,162	6,490,709
5.83%, 02/20/31	4,708	4,858,083
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	5,710	5,167,516
3.20%, 04/21/31	3,224	2,979,704
Philip Morris International, Inc.
4.75%, 11/01/31	4,251	4,217,970
5.13%, 02/13/31	6,608	6,664,806
		30,378,788
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2019, Class AA, 4.15%, 02/25/33	2,536	2,455,171
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.80%, 01/13/31	3,163	2,745,807
4.45%, 01/08/31(a)	2,823	2,744,008
4.85%, 10/23/31(a)	3,757	3,694,071
5.05%, 07/10/31(a)	4,515	4,488,984
Series A, 4.90%, 04/10/31	2,817	2,779,258
Series A, 5.05%, 07/08/31	1,677	1,664,007
Cummins, Inc., 4.70%, 02/15/31(a)	3,917	3,895,363
Ford Motor Co., 7.45%, 07/16/31(a)	6,463	6,942,266
Ford Motor Credit Co. LLC
3.63%, 06/17/31	6,033	5,473,960
5.42%, 04/09/31	4,524	4,451,768
6.05%, 03/05/31(a)	5,709	5,755,537
6.05%, 11/05/31	7,416	7,457,464
General Motors Financial Co., Inc.
2.35%, 01/08/31(a)	6,016	5,346,602
2.70%, 06/10/31	5,428	4,842,574
4.60%, 01/08/31	3,709	3,623,989
5.10%, 09/15/31	4,336	4,310,578
5.60%, 06/18/31	6,085	6,178,718
5.75%, 02/08/31(a)	5,996	6,121,705
Security	Par (000)	Value
Auto Manufacturers (continued)
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	$8,587	$9,745,098
Toyota Motor Corp., 2.36%, 03/25/31(a)	2,558	2,299,554
Toyota Motor Credit Corp.
1.65%, 01/10/31	3,488	3,045,085
1.90%, 09/12/31	2,198	1,897,980
4.60%, 10/10/31	4,195	4,129,701
5.10%, 03/21/31	5,328	5,367,928
Series B, 4.20%, 01/10/31	4,065	3,959,326
Series B, 4.55%, 05/14/31	4,389	4,318,791
		117,280,122
Banks — 3.4%
Banco Bilbao Vizcaya Argentaria SA, 4.97%, 05/08/31	5,176	5,120,088
Banco Santander SA
2.96%, 03/25/31	5,201	4,719,909
4.87%, 04/15/31	2,586	2,546,086
5.44%, 07/15/31	9,081	9,187,623
Bank of Montreal, 5.51%, 06/04/31	5,308	5,421,059
Bank of New York Mellon (The)
1.65%, 01/28/31(a)	2,991	2,629,040
1.80%, 07/28/31	3,365	2,910,292
Bank of Nova Scotia (The), 2.15%, 08/01/31	4,185	3,662,070
Cooperatieve Rabobank UA/New York, 4.16%, 01/14/31(a)	1,710	1,668,155
Mizuho Financial Group, Inc., 2.56%, 09/13/31	5,741	5,028,507
National Australia Bank Ltd./New York, 4.15%, 01/13/31(a)	1,290	1,261,567
Royal Bank of Canada, 2.30%, 11/03/31	8,856	7,800,892
State Street Corp., 2.20%, 03/03/31	4,790	4,234,988
Sumitomo Mitsui Financial Group, Inc.
1.71%, 01/12/31(a)	2,926	2,536,425
2.22%, 09/17/31(a)	5,903	5,128,304
5.42%, 07/09/31	5,697	5,762,752
Toronto-Dominion Bank (The), 2.00%, 09/10/31(a)	6,065	5,305,856
Toronto-Dominion Bank (The), 4.41%, 01/13/31	1,357	1,329,565
Westpac Banking Corp., 2.15%, 06/03/31	6,412	5,689,867
Westpac Banking Corp./New York, 4.45%, 06/12/31(a)	3,256	3,203,042
		85,146,087
Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 01/23/31	4,487	4,503,644
Coca-Cola Co.(The)
1.38%, 03/15/31(a)	6,938	6,010,714
2.00%, 03/05/31	4,582	4,082,743
Constellation Brands, Inc.
2.25%, 08/01/31	5,877	5,141,333
4.85%, 05/06/31	1,574	1,558,036
Keurig Dr. Pepper, Inc.
2.25%, 03/15/31	2,902	2,560,653
Series 10, 5.20%, 03/15/31(a)	3,253	3,257,850
Maple Parent Holdings Corp., 5.05%, 03/26/31(b)	2,297	2,277,606
Molson Coors Beverage Co., 4.90%, 07/08/31	2,137	2,112,686
PepsiCo, Inc.
1.40%, 02/25/31	4,010	3,470,163
1.95%, 10/21/31	6,538	5,693,572
		40,669,000

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 1.0%
Amgen, Inc.
2.30%, 02/25/31	$7,505	$6,709,203
4.20%, 02/19/31(a)	4,491	4,360,925
Biogen, Inc., 5.05%, 01/15/31(a)	2,069	2,079,879
Gilead Sciences, Inc., 4.60%, 05/20/31	3,954	3,904,252
Illumina, Inc., 2.55%, 03/23/31	2,967	2,655,681
Royalty Pharma PLC
2.15%, 09/02/31	3,604	3,134,369
4.45%, 03/25/31	3,374	3,290,130
		26,134,439
Building Materials — 0.9%
Carrier Global Corp., 2.70%, 02/15/31(a)	4,555	4,143,546
CRH America Finance, Inc., 4.40%, 02/09/31	5,410	5,281,351
Eagle Materials, Inc., 2.50%, 07/01/31	4,696	4,156,922
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31(a)	2,100	1,823,189
Martin Marietta Materials, Inc., 2.40%, 07/15/31	5,559	4,892,466
Masco Corp., 2.00%, 02/15/31	3,278	2,872,924
		23,170,398
Chemicals — 1.2%
Air Products and Chemicals, Inc., 4.75%, 02/08/31(a)	3,565	3,562,804
Dow Chemical Co. (The), 4.80%, 01/15/31(a)	4,409	4,330,798
Eastman Chemical Co., 4.50%, 02/20/31	2,911	2,828,543
Ecolab, Inc.
1.30%, 01/30/31	3,135	2,686,226
4.80%, 06/15/31	5,130	5,105,561
LYB International Finance III LLC, 5.13%, 01/15/31(a)	1,801	1,787,263
NewMarket Corp., 2.70%, 03/18/31	2,487	2,235,455
Nutrien Ltd., 4.85%, 05/29/31(a)	2,675	2,652,061
PPG Industries, Inc., 4.38%, 03/15/31	3,964	3,861,670
Sherwin-Williams Co. (The), 4.80%, 09/01/31(a)	1,912	1,893,854
		30,944,235
Commercial Services — 1.0%
Equifax, Inc., 2.35%, 09/15/31	5,477	4,772,821
Global Payments, Inc., 2.90%, 11/15/31	4,414	3,856,578
Mobility Global, Inc., 5.45%, 06/15/31(b)	3,725	3,726,269
Moody's Corp., 2.00%, 08/19/31(a)	3,288	2,867,517
PayPal Holdings, Inc., 4.95%, 06/01/31(a)	3,138	3,106,512
Quanta Services, Inc., 4.50%, 01/15/31	2,431	2,376,047
S&P Global, Inc., 4.25%, 01/15/31(b)	3,155	3,062,177
Verisk Analytics, Inc., 4.45%, 03/15/31	1,119	1,086,685
		24,854,606
Computers — 2.8%
Accenture Capital, Inc.
4.25%, 10/04/31	6,805	6,552,098
5.00%, 07/10/31	5,125	5,102,455
Apple, Inc.
1.65%, 02/08/31(a)	14,712	12,961,936
1.70%, 08/05/31	5,942	5,165,668
CGI, Inc., 2.30%, 09/14/31	2,246	1,927,493
Dell International LLC/EMC Corp.
4.50%, 02/15/31	7,667	7,477,212
4.75%, 07/15/31	3,877	3,812,161
Fortinet, Inc., 2.20%, 03/15/31	2,623	2,317,586
Gartner, Inc., 4.95%, 03/20/31(a)	2,226	2,154,158
Hewlett Packard Enterprise Co., 4.85%, 10/15/31(a)	6,247	6,155,577
HP, Inc., 2.65%, 06/17/31	4,852	4,304,613
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte. Ltd., 4.75%, 02/05/31(a)	$2,975	$2,940,512
International Business Machines Corp., 4.30%, 02/03/31	3,090	2,997,463
Kyndryl Holdings, Inc., 3.15%, 10/15/31(a)	3,402	2,833,358
Leidos, Inc., 2.30%, 02/15/31	4,678	4,129,798
		70,832,088
Cosmetics & Personal Care — 0.5%
Estee Lauder Companies, Inc. (The), 1.95%, 03/15/31(a)	3,746	3,283,508
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	5,385	4,776,005
Unilever Capital Corp., 1.75%, 08/12/31	5,104	4,413,333
		12,472,846
Diversified Financial Services — 5.1%
Aercap Funding DAC, 4.88%, 07/07/31	4,101	4,032,623
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.38%, 12/15/31	4,670	4,683,533
Ally Financial, Inc.
8.00%, 11/01/31	10,765	11,880,729
8.00%, 11/01/31(a)	3,466	3,829,405
Ameriprise Financial, Inc., 4.80%, 06/15/31(a)	2,087	2,070,393
Apollo Global Management, Inc., 4.60%, 01/15/31(a)	2,800	2,737,972
Blue Owl Finance LLC, 3.13%, 06/10/31(a)	4,325	3,777,688
Brookfield Asset Management Ltd., 4.83%, 04/15/31(a)	3,296	3,233,007
Brookfield Finance, Inc., 2.72%, 04/15/31(a)	3,623	3,264,541
Charles Schwab Corp.(The)
1.65%, 03/11/31	4,582	3,970,712
1.95%, 12/01/31(a)	4,396	3,789,605
2.30%, 05/13/31	4,583	4,076,426
Intercontinental Exchange, Inc.
4.20%, 03/15/31	3,253	3,152,635
5.25%, 06/15/31	4,971	5,031,591
Jefferies Financial Group, Inc.
2.63%, 10/15/31	6,567	5,686,917
5.13%, 04/28/31	4,547	4,452,107
Lazard Group LLC, 6.00%, 03/15/31	2,608	2,684,372
Marex Group PLC, 5.68%, 04/21/31	2,812	2,781,332
Mastercard, Inc.
1.90%, 03/15/31(a)	3,052	2,693,760
2.00%, 11/18/31(a)	4,230	3,692,202
4.60%, 06/08/31	5,642	5,580,904
Nasdaq, Inc., 1.65%, 01/15/31	4,587	3,989,721
Nomura Holdings, Inc.
2.61%, 07/14/31	6,250	5,520,551
5.17%, 07/14/31	4,290	4,256,627
ORIX Corp., 2.25%, 03/09/31(a)	2,908	2,570,797
Sumisho Air Lease Corp.
4.85%, 03/24/31(b)	7,891	7,737,107
5.20%, 07/15/31	3,600	3,577,361
Synchrony Financial, 2.88%, 10/28/31	5,081	4,447,189
TPG Operating Group II LP, 4.88%, 05/15/31	296	289,342
Visa, Inc.
1.10%, 02/15/31	5,951	5,112,900
4.10%, 02/12/31	3,128	3,066,794
Western Union Co. (The), 2.75%, 03/15/31(a)	1,920	1,713,270
		129,384,113
Electric — 8.4%
AES Corp. (The), 2.45%, 01/15/31	5,479	4,846,724

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alabama Power Co., Series C, 4.30%, 03/15/31(a)	$3,080	$3,003,216
Ameren Corp., 3.50%, 01/15/31(a)	4,582	4,308,113
Appalachian Power Co., Series AA, 2.70%, 04/01/31	2,800	2,532,485
Arizona Public Service Co., 2.20%, 12/15/31	1,799	1,552,471
Atlantic City Electric Co., 2.30%, 03/15/31	2,062	1,836,547
Baltimore Gas and Electric Co., 2.25%, 06/15/31	3,679	3,251,680
Berkshire Hathaway Energy Co., 1.65%, 05/15/31	3,152	2,711,432
Black Hills Corp., 4.55%, 01/31/31	2,633	2,567,476
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31	2,482	2,218,968
Commonwealth Edison Co., 4.55%, 06/01/31	2,635	2,589,555
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31	2,441	2,135,249
Consolidated Edison Co. of New York, Inc., 2.40%, 06/15/31(a)	4,607	4,113,429
Constellation Energy Generation LLC
3.75%, 03/01/31(a)	1,820	1,721,089
4.40%, 01/15/31(a)	3,071	2,991,829
5.00%, 02/01/31	1,100	1,093,063
Consumers Energy Co.
4.50%, 01/15/31	3,125	3,073,914
4.90%, 08/15/31	1,675	1,668,888
Dominion Energy South Carolina, Inc., Series A, 2.30%, 12/01/31	1,945	1,704,974
Dominion Energy, Inc., Series C, 2.25%, 08/15/31(a)	3,959	3,472,954
DTE Electric Co., Series C, 2.63%, 03/01/31(a)	3,395	3,083,364
Duke Energy Carolinas LLC
2.55%, 04/15/31	3,266	2,944,740
4.65%, 06/15/31	2,724	2,693,080
Duke Energy Corp., 2.55%, 06/15/31	5,867	5,245,337
Duke Energy Florida LLC, 2.40%, 12/15/31	2,892	2,548,741
Duke Energy Progress LLC, 2.00%, 08/15/31(a)	3,323	2,907,109
Edison International, 4.80%, 03/15/31(a)	2,983	2,884,424
Emera U.S. Finance LP, 2.64%, 06/15/31	2,562	2,281,834
Entergy Corp., 2.40%, 06/15/31	3,785	3,344,486
Entergy Louisiana LLC, 3.05%, 06/01/31(a)	1,793	1,646,024
Entergy Texas, Inc., 1.75%, 03/15/31	3,424	2,974,313
Eversource Energy
2.55%, 03/15/31	2,087	1,868,517
5.85%, 04/15/31(a)	4,011	4,125,135
Exelon Corp., 5.13%, 03/15/31(a)	2,790	2,798,747
FirstEnergy Pennsylvania Electric Co., 4.55%, 03/15/31(b)	2,605	2,556,466
Georgia Power Co., 4.85%, 03/15/31	4,724	4,709,564
Hydro One, Inc., 4.75%, 05/30/31	2,992	2,958,009
Jersey Central Power & Light Co., 4.40%, 01/15/31	3,108	3,024,438
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	2,490	2,129,759
1.65%, 06/15/31	2,013	1,728,887
5.00%, 02/07/31(a)	2,679	2,688,138
NextEra Energy Capital Holdings, Inc., 4.40%, 03/01/31(a)	3,961	3,875,098
Northern States Power Co., 2.25%, 04/01/31	2,146	1,915,414
NSTAR Electric Co.
1.95%, 08/15/31	1,293	1,122,591
4.65%, 05/15/31	1,933	1,907,083
Ohio Power Co., Series Q, 1.63%, 01/15/31	2,614	2,263,069
Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC, 4.50%, 03/15/31(b)	$4,409	$4,318,006
Pacific Gas and Electric Co.
2.50%, 02/01/31	10,968	9,787,370
3.25%, 06/01/31	5,377	4,924,497
5.05%, 11/15/31	4,333	4,285,762
PacifiCorp
5.10%, 04/15/31	2,902	2,897,484
5.30%, 02/15/31(a)	3,589	3,607,800
7.70%, 11/15/31(a)	1,773	1,967,879
Progress Energy, Inc.
7.00%, 10/30/31	1,979	2,144,611
7.75%, 03/01/31	3,603	3,985,479
Public Service Co. of Colorado
1.88%, 06/15/31	4,423	3,831,973
Series 35, 1.90%, 01/15/31(a)	2,259	1,983,298
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31	1,976	1,743,186
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	2,449	2,132,388
Public Service Electric and Gas Co.
1.90%, 08/15/31(a)	2,032	1,761,838
Series R, 4.20%, 01/01/31	2,688	2,614,522
Public Service Enterprise Group, Inc.
2.45%, 11/15/31(a)	4,076	3,578,141
4.80%, 06/15/31	2,835	2,800,994
Southern California Edison Co.
4.95%, 09/15/31	2,872	2,836,771
5.45%, 06/01/31	4,382	4,427,766
Series G, 2.50%, 06/01/31	2,346	2,076,069
Southern Power Co., 4.80%, 06/15/31	2,948	2,914,796
Tampa Electric Co., 2.40%, 03/15/31	2,516	2,252,095
Virginia Electric and Power Co., 2.30%, 11/15/31	2,311	2,030,509
Vistra Operations Co. LLC, 5.00%, 04/30/31(b)	5,122	5,040,620
Wisconsin Electric Power Co., 4.65%, 06/15/31	2,268	2,241,171
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,260	1,086,909
Wisconsin Public Service Corp., 4.25%, 01/15/31(a)	1,929	1,881,268
Xcel Energy, Inc., 2.35%, 11/15/31	1,679	1,464,332
		212,235,957
Electronics — 1.3%
Amphenol Corp., 2.20%, 09/15/31(a)	4,424	3,891,963
Avnet, Inc., 3.00%, 05/15/31	1,862	1,673,334
Fortive Corp., 4.75%, 05/15/31	3,158	3,103,394
Honeywell International, Inc., 1.75%, 09/01/31	8,041	6,917,049
Hubbell, Inc.
2.30%, 03/15/31(a)	1,726	1,538,045
4.65%, 06/15/31	2,509	2,474,149
Jabil, Inc., 3.00%, 01/15/31	3,474	3,161,044
nVent Finance SARL, 2.75%, 11/15/31	1,075	951,182
TD SYNNEX Corp., 2.65%, 08/09/31	2,954	2,600,212
Tyco Electronics Group SA, 4.50%, 02/09/31	4,041	3,979,102
Vontier Corp., 2.95%, 04/01/31(a)	3,319	2,995,563
		33,285,037
Engineering & Construction — 0.1%
Jacobs Solutions, Inc., 4.75%, 03/03/31	2,967	2,902,071
Environmental Control — 0.6%
Republic Services, Inc.
1.45%, 02/15/31(a)	3,549	3,057,185
4.75%, 07/15/31	2,733	2,714,176

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
Waste Management, Inc.
1.50%, 03/15/31(a)	$5,359	$4,624,105
4.95%, 07/03/31	4,096	4,110,164
		14,505,630
Food — 1.6%
Campbell's Co. (The), 4.55%, 03/21/31	3,449	3,331,285
Conagra Brands, Inc., 5.40%, 08/01/31	1,565	1,563,234
Flowers Foods, Inc., 2.40%, 03/15/31	2,816	2,423,832
General Mills, Inc., 2.25%, 10/14/31(a)	2,887	2,520,233
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 3.75%, 12/01/31	2,085	1,933,918
Kellanova, Series B, 7.45%, 04/01/31	3,937	4,344,337
Kraft Heinz Foods Co., 4.25%, 03/01/31(a)	2,546	2,466,892
Kroger Co.(The)
1.70%, 01/15/31(a)	3,080	2,684,088
7.50%, 04/01/31(a)	2,785	3,080,724
McCormick & Co., Inc./MD, 1.85%, 02/15/31(a)	2,825	2,467,365
Mondelez International, Inc., 1.50%, 02/04/31(a)	3,038	2,623,328
Pilgrim's Pride Corp., 4.25%, 04/15/31	5,801	5,513,562
Sysco Corp.
2.45%, 12/14/31(a)	1,934	1,698,250
4.40%, 07/25/31(a)	2,905	2,806,225
		39,457,273
Forest Products & Paper — 0.4%
Georgia-Pacific LLC, 8.88%, 05/15/31	2,638	3,069,660
Suzano Austria GmbH, 4.00%, 01/15/31(a)	6,648	6,206,854
		9,276,514
Gas — 0.8%
Atmos Energy Corp., 1.50%, 01/15/31	3,656	3,169,791
National Fuel Gas Co.
2.95%, 03/01/31	2,797	2,533,797
5.05%, 10/15/31	3,468	3,421,219
NiSource, Inc.
1.70%, 02/15/31	4,418	3,827,497
4.75%, 05/18/31(a)	2,820	2,785,657
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31(a)	1,348	1,210,569
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31	3,229	2,824,724
Spire, Inc., 4.60%, 09/01/31	1,496	1,458,085
		21,231,339
Hand & Machine Tools — 0.1%
Kennametal, Inc., 2.80%, 03/01/31(a)	1,635	1,470,720
Health Care - Products — 2.2%
Abbott Laboratories, 4.00%, 03/15/31	14,361	13,881,676
Agilent Technologies, Inc., 2.30%, 03/12/31	4,894	4,354,380
Augusta SpinCo Corp., 4.66%, 03/23/31(a)	3,332	3,277,538
Baxter International, Inc., 1.73%, 04/01/31(a)	3,854	3,261,154
GE HealthCare Technologies, Inc., 4.80%, 01/15/31	3,964	3,932,472
Revvity, Inc.
2.25%, 09/15/31	2,964	2,577,204
2.55%, 03/15/31(a)	2,478	2,215,708
Solventum Corp., 5.45%, 03/13/31(a)	5,588	5,665,038
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	3,750	3,376,961
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31(a)	5,840	5,081,340
4.20%, 03/01/31	3,335	3,242,103
4.22%, 02/12/31	2,080	2,024,267
Security	Par (000)	Value
Health Care - Products (continued)
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/31	$3,201	$2,837,880
		55,727,721
Health Care - Services — 3.1%
Banner Health, 1.90%, 01/01/31	2,047	1,805,029
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,926	1,699,746
Cigna Group (The)
2.38%, 03/15/31	7,735	6,912,509
5.13%, 05/15/31(a)	4,104	4,133,338
CommonSpirit Health, 5.21%, 12/01/31	3,834	3,836,230
Elevance Health, Inc.
2.55%, 03/15/31(a)	6,146	5,529,874
4.95%, 11/01/31	3,549	3,528,416
HCA, Inc.
2.38%, 07/15/31	4,743	4,170,589
4.70%, 05/15/31	5,761	5,652,209
5.45%, 04/01/31	9,515	9,636,102
Humana, Inc., 5.38%, 04/15/31	8,511	8,547,931
Laboratory Corp. of America Holdings, 2.70%, 06/01/31	3,168	2,850,872
OhioHealth Corp., 2.30%, 11/15/31	1,129	993,429
Quest Diagnostics, Inc., 2.80%, 06/30/31(a)	2,515	2,277,932
UnitedHealth Group, Inc.
2.30%, 05/15/31	7,841	6,965,742
4.65%, 01/15/31(a)	4,784	4,742,513
4.90%, 04/15/31	5,997	6,001,441
		79,283,902
Holding Companies - Diversified — 3.2%
Apollo Debt Solutions BDC
5.70%, 01/23/31(b)	3,048	2,966,360
6.70%, 07/29/31	6,035	6,103,369
Ares Capital Corp.
3.20%, 11/15/31(a)	4,178	3,637,925
5.10%, 01/15/31	3,688	3,545,958
5.25%, 04/12/31	3,792	3,666,338
Ares Strategic Income Fund
5.15%, 01/15/31	3,230	3,070,817
5.55%, 04/15/31	2,746	2,645,662
Bain Capital Specialty Finance, Inc., 5.95%, 03/01/31(a)	1,990	1,909,930
Blackstone Private Credit Fund
5.35%, 03/12/31	3,774	3,609,448
5.95%, 05/15/31(a)	4,718	4,616,991
6.25%, 01/25/31	3,325	3,307,975
Blackstone Secured Lending Fund
5.13%, 01/31/31(a)	2,931	2,784,890
5.90%, 05/21/31	3,561	3,464,239
Blue Owl Capital Corp., 6.30%, 08/15/31	2,315	2,283,714
Blue Owl Credit Income Corp.
6.55%, 10/15/31(a)(b)	2,189	2,160,405
6.65%, 03/15/31(a)	4,108	4,079,998
Blue Owl Technology Finance Corp., 6.13%, 01/23/31(a)	2,017	1,939,144
Carlyle Secured Lending, Inc., 5.75%, 02/15/31(a)	1,817	1,722,565
Goldman Sachs Private Credit Corp.
5.88%, 01/31/31	3,867	3,792,147
6.15%, 06/16/31(a)(b)	4,815	4,749,106
Golub Capital BDC, Inc., 6.25%, 06/01/31	2,920	2,876,278
Golub Capital Private Credit Fund, 5.60%, 04/15/31(b)	2,859	2,728,311

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
HA Sustainable Infrastructure Capital, Inc., 6.15%, 01/15/31(a)	$3,298	$3,351,868
Morgan Stanley Direct Lending Fund, 6.10%, 07/15/31	633	617,950
MSD Investment Corp., 6.13%, 02/05/31(b)	2,333	2,259,936
Sixth Street Specialty Lending, Inc., 5.65%, 08/15/31(a)	1,840	1,795,469
T Rowe Price Oha Select Private Credit Fund, 6.50%, 07/02/31(a)(b)	931	917,875
Trinity Capital, Inc., 7.00%, 05/21/31	1,674	1,680,970
		82,285,638
Home Builders — 0.1%
PulteGroup, Inc., 4.25%, 03/01/31	1,886	1,827,994
Sekisui House U.S., Inc., 2.50%, 01/15/31	1,924	1,684,328
		3,512,322
Home Furnishings — 0.1%
Sony Group Corp., 4.66%, 06/30/31	2,569	2,539,017
Household Products & Wares — 0.3%
Church & Dwight Co., Inc., 2.30%, 12/15/31	1,665	1,455,384
Clorox Co. (The), 4.70%, 05/15/31	2,274	2,236,821
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	3,256	2,838,567
		6,530,772
Insurance — 2.2%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31(a)	1,934	1,677,021
2.60%, 12/02/31	2,125	1,878,332
Aon North America, Inc., 5.30%, 03/01/31	3,910	3,950,967
Arthur J Gallagher & Co., 2.40%, 11/09/31(a)	1,934	1,691,962
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	3,314	3,045,055
Athene Holding Ltd., 3.50%, 01/15/31	3,326	3,085,476
Brown & Brown, Inc., 2.38%, 03/15/31	3,684	3,247,240
Enstar Group Ltd., 3.10%, 09/01/31	2,741	2,421,843
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	3,211	2,972,912
Fidelity National Financial, Inc., 2.45%, 03/15/31(a)	2,703	2,380,035
First American Financial Corp., 2.40%, 08/15/31	3,913	3,382,944
Jackson Financial, Inc., 3.13%, 11/23/31	2,618	2,325,112
Lincoln National Corp., 3.40%, 01/15/31(a)	3,526	3,283,103
Marsh & McLennan Companies, Inc.
2.38%, 12/15/31	1,611	1,413,272
4.85%, 11/15/31	5,120	5,076,071
Primerica, Inc., 2.80%, 11/19/31	3,208	2,854,811
Progressive Corp. (The), 4.60%, 03/26/31(a)	1,378	1,359,217
Stewart Information Services Corp., 3.60%, 11/15/31	2,338	2,054,563
Travelers Companies, Inc. (The), 4.95%, 07/24/31	2,625	2,622,947
Willis North America, Inc., 4.55%, 03/15/31	3,850	3,744,935
		54,467,818
Internet — 5.0%
Airbnb, Inc., 4.65%, 03/16/31	4,483	4,419,596
Alibaba Group Holding Ltd., 2.13%, 02/09/31(a)	7,645	6,842,280
Alphabet, Inc., 4.10%, 02/15/31(a)	12,258	11,885,677
Amazon.com, Inc.
2.10%, 05/12/31	17,715	15,574,021
4.25%, 03/13/31	24,071	23,351,063
4.80%, 07/09/31	17,887	17,720,081
AppLovin Corp., 5.38%, 12/01/31	5,258	5,264,550
Baidu, Inc., 2.38%, 08/23/31(a)	1,413	1,263,013
eBay, Inc., 2.60%, 05/10/31	4,253	3,799,444
Security	Par (000)	Value
Internet (continued)
Expedia Group, Inc., 2.95%, 03/15/31	$2,787	$2,533,641
MercadoLibre, Inc., 3.13%, 01/14/31(a)	2,490	2,270,367
Meta Platforms, Inc.
4.55%, 05/15/31(a)	16,136	15,743,397
4.55%, 08/15/31(a)	5,384	5,249,329
Uber Technologies, Inc., 4.15%, 01/15/31(a)	5,673	5,478,926
VeriSign, Inc.
2.70%, 06/15/31	3,810	3,404,708
5.10%, 07/15/31	2,800	2,788,486
		127,588,579
Iron & Steel — 0.1%
Steel Dynamics, Inc., 3.25%, 01/15/31	3,084	2,866,686
Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31(a)	3,167	2,743,852
Polaris, Inc., 5.60%, 03/01/31(a)	2,137	2,123,732
		4,867,584
Lodging — 0.7%
Choice Hotels International, Inc., 3.70%, 01/15/31(a)	2,435	2,282,997
Hyatt Hotels Corp., 5.38%, 12/15/31(a)	2,472	2,484,554
Las Vegas Sands Corp., 5.30%, 05/15/31	2,365	2,333,264
Marriott International, Inc./MD
4.50%, 10/15/31	2,739	2,673,813
Series HH, 2.85%, 04/15/31	6,274	5,710,863
Sands China Ltd., 3.25%, 08/08/31	3,410	3,080,930
		18,566,421
Machinery — 2.2%
Caterpillar Financial Services Corp.
4.15%, 01/08/31(a)	2,728	2,662,533
Series L, 4.50%, 05/15/31	2,991	2,947,990
Caterpillar, Inc., 1.90%, 03/12/31	2,408	2,127,146
CNH Industrial Capital LLC
4.38%, 03/07/31	2,205	2,136,627
4.95%, 06/25/31	2,815	2,782,749
Deere & Co., 7.13%, 03/03/31(a)	1,681	1,838,728
Deere Funding Canada Corp., 4.85%, 07/15/31	50	49,877
GE Vernova, Inc., 4.25%, 02/04/31	3,205	3,124,415
IDEX Corp., 2.63%, 06/15/31	2,985	2,673,750
Ingersoll Rand, Inc., 5.31%, 06/15/31(a)	2,922	2,956,762
John Deere Capital Corp.
1.45%, 01/15/31	3,530	3,059,713
2.00%, 06/17/31	3,321	2,914,274
4.40%, 09/08/31	6,749	6,619,341
4.90%, 03/07/31	4,897	4,915,482
Series I, 4.20%, 03/10/31	2,023	1,971,284
Series I, 4.38%, 04/15/31	2,962	2,902,381
Otis Worldwide Corp., 5.13%, 11/19/31	3,553	3,570,198
Rockwell Automation, Inc., 1.75%, 08/15/31	2,772	2,379,314
Xylem, Inc./New York, 2.25%, 01/30/31(a)	3,192	2,857,896
		54,490,460
Manufacturing — 0.5%
Eaton Corp., 4.20%, 03/06/31	3,957	3,838,612
Teledyne Technologies, Inc., 2.75%, 04/01/31	5,670	5,130,163
Textron, Inc., 2.45%, 03/15/31	2,701	2,416,532
		11,385,307
Media — 3.0%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31	8,345	7,309,620

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp.
1.50%, 02/15/31(a)	$9,651	$8,236,791
1.95%, 01/15/31	8,214	7,173,878
Space Exploration Technologies Corp., 5.35%, 07/15/31(b)	34,909	33,987,095
Walt Disney Co.(The)
2.65%, 01/13/31(a)	13,296	12,183,550
4.00%, 03/14/31	8,255	7,990,315
		76,881,249
Mining — 0.2%
Rio Tinto Alcan, Inc., 7.25%, 03/15/31	2,630	2,869,146
Yamana Gold, Inc., 2.63%, 08/15/31	2,967	2,603,989
		5,473,135
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	4,978	4,515,329
Oil & Gas — 2.4%
Burlington Resources LLC, 7.20%, 08/15/31(a)	2,882	3,169,526
Cenovus Energy, Inc., 4.65%, 03/20/31	2,479	2,430,147
Devon Energy Corp., 7.88%, 09/30/31(a)	4,171	4,708,175
Diamondback Energy, Inc., 3.13%, 03/24/31	4,510	4,159,624
EOG Resources, Inc., 4.40%, 01/15/31	2,692	2,639,247
EQT Corp., 4.75%, 01/15/31	5,652	5,556,027
Helmerich & Payne, Inc., 2.90%, 09/29/31(a)	3,282	2,914,929
Hess Corp., 7.30%, 08/15/31	3,814	4,201,597
HF Sinclair Corp., 5.75%, 01/15/31	3,995	4,061,223
Occidental Petroleum Corp.
7.50%, 05/01/31	5,394	5,906,628
7.88%, 09/15/31	2,160	2,410,244
Ovintiv, Inc.
7.20%, 11/01/31	1,932	2,093,642
7.38%, 11/01/31	2,514	2,746,444
Phillips 66 Co., 5.25%, 06/15/31(a)	6,970	7,044,677
Pioneer Natural Resources Co., 2.15%, 01/15/31	4,450	3,965,841
TotalEnergies Capital USA LLC, 4.25%, 01/13/31	1,347	1,315,585
Valero Energy Corp., 2.80%, 12/01/31(a)	2,997	2,679,132
		62,002,688
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.35%, 06/15/31	6,990	6,792,424
Schlumberger Investment SA, 4.55%, 05/07/31(a)	2,240	2,207,500
		8,999,924
Packaging & Containers — 0.6%
Amcor Flexibles North America, Inc., 2.69%, 05/25/31(a)	4,365	3,923,334
AptarGroup, Inc., 4.75%, 03/30/31	3,721	3,658,523
Berry Global, Inc., 5.80%, 06/15/31	4,380	4,504,810
WestRock MWV LLC, 7.95%, 02/15/31	1,983	2,200,178
		14,286,845
Pharmaceuticals — 4.9%
AbbVie, Inc.
4.13%, 03/15/31	5,262	5,102,043
4.95%, 03/15/31	11,920	11,971,466
Astrazeneca Finance LLC
2.25%, 05/28/31	4,314	3,834,529
4.00%, 03/02/31	2,782	2,689,615
4.90%, 02/26/31(a)	5,654	5,675,235
Becton Dickinson & Co., 1.96%, 02/11/31	5,700	5,000,342
Bristol-Myers Squibb Co.
5.10%, 02/22/31	6,787	6,859,689
Security	Par (000)	Value
Pharmaceuticals (continued)
5.75%, 02/01/31(a)	$5,557	$5,758,872
Cencora, Inc., 2.70%, 03/15/31(a)	5,996	5,434,163
CVS Health Corp.
1.88%, 02/28/31	7,171	6,245,395
2.13%, 09/15/31	5,032	4,363,194
5.25%, 01/30/31	3,939	3,974,729
5.55%, 06/01/31(a)	5,718	5,834,639
Eli Lilly & Co.
4.25%, 03/15/31(a)	4,378	4,289,426
4.38%, 05/20/31	7,632	7,494,711
Johnson & Johnson, 4.90%, 06/01/31(a)	6,734	6,819,952
Merck & Co., Inc.
2.15%, 12/10/31	10,136	8,853,409
4.15%, 03/15/31(a)	5,568	5,416,366
4.65%, 05/22/31(a)	2,914	2,892,966
Novartis Capital Corp.
4.00%, 09/18/31(a)	4,716	4,561,304
4.40%, 03/18/31	5,635	5,539,626
Pfizer, Inc., 1.75%, 08/18/31(a)	5,472	4,727,223
		123,338,894
Pipelines — 3.2%
Boardwalk Pipelines LP, 3.40%, 02/15/31	3,187	2,954,421
Cheniere Energy Partners LP, 4.00%, 03/01/31	8,130	7,756,383
Enbridge, Inc.
4.50%, 02/15/31(a)	2,954	2,885,794
4.85%, 03/27/31	4,969	4,921,332
Energy Transfer LP, 4.55%, 01/15/31	1,254	1,227,343
Enterprise Products Operating LLC, 4.60%, 01/15/31(a)	7,790	7,706,731
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	1,914	2,094,901
Kinder Morgan, Inc.
2.00%, 02/15/31(a)	4,184	3,674,861
7.80%, 08/01/31	3,275	3,672,318
MPLX LP, 4.80%, 02/15/31	7,440	7,344,397
ONEOK, Inc.
4.75%, 10/15/31	7,251	7,096,859
6.35%, 01/15/31	3,596	3,759,211
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 01/15/31	5,197	5,109,289
Targa Resources Corp., 4.35%, 04/15/31	2,208	2,138,471
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31	6,338	6,263,009
Western Midstream Operating LP, 4.80%, 03/01/31	3,413	3,349,036
Williams Companies, Inc.(The)
2.60%, 03/15/31	8,088	7,254,836
Series A, 7.50%, 01/15/31(a)	2,030	2,237,264
		81,446,456
Real Estate — 0.1%
CBRE Services, Inc., 2.50%, 04/01/31(a)	2,753	2,453,220
Real Estate Investment Trusts — 7.4%
Alexandria Real Estate Equities, Inc., 3.38%, 08/15/31	4,415	4,030,037
American Assets Trust LP, 3.38%, 02/01/31	2,712	2,459,228
American Homes 4 Rent LP, 2.38%, 07/15/31(a)	2,324	2,037,614
American Tower Corp.
2.30%, 09/15/31	4,247	3,708,295
2.70%, 04/15/31	3,604	3,247,170
AvalonBay Communities, Inc., 2.45%, 01/15/31	3,835	3,465,415

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Boston Properties LP, 3.25%, 01/30/31(a)	$7,183	$6,622,389
Brixmor Operating Partnership LP, 2.50%, 08/16/31	2,597	2,293,937
Broadstone Net Lease LLC, 2.60%, 09/15/31	1,387	1,219,650
COPT Defense Properties LP, 2.75%, 04/15/31	3,625	3,254,826
Crown Castle, Inc.
2.10%, 04/01/31	5,033	4,382,857
2.25%, 01/15/31	5,781	5,095,699
2.50%, 07/15/31(a)	4,347	3,823,821
CubeSmart LP, 2.00%, 02/15/31(a)	2,943	2,577,451
DOC DR LLC, 2.63%, 11/01/31(a)	2,071	1,831,840
EPR Properties, 3.60%, 11/15/31	2,067	1,880,625
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	3,980	3,844,560
Equinix Europe 2 Financing Corp. LLC, 5.25%, 08/15/31	3,150	3,132,290
Equinix, Inc., 2.50%, 05/15/31	5,867	5,191,282
ERP Operating LP, 1.85%, 08/01/31(a)	2,198	1,905,312
Essential Properties LP, 2.95%, 07/15/31(a)	2,055	1,847,217
Essex Portfolio LP
1.65%, 01/15/31	1,762	1,521,310
2.55%, 06/15/31(a)	1,508	1,341,624
Extra Space Storage LP
2.40%, 10/15/31	2,890	2,526,037
2.55%, 06/01/31	2,870	2,550,438
5.90%, 01/15/31	3,460	3,558,379
First Industrial LP, 5.25%, 01/15/31	2,806	2,804,166
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31	3,977	3,727,957
Healthcare Realty Holdings LP, 2.00%, 03/15/31(a)	4,361	3,792,839
Healthpeak OP LLC, 2.88%, 01/15/31	3,452	3,147,811
Highwoods Realty LP, 2.60%, 02/01/31	1,971	1,749,841
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	2,062	1,823,589
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31	2,746	2,349,117
Kimco Realty OP LLC, 2.25%, 12/01/31	2,246	1,963,012
Kite Realty Group LP, 4.95%, 12/15/31(a)	1,240	1,220,395
LXP Industrial Trust, 2.38%, 10/01/31	1,930	1,697,664
Mid-America Apartments LP, 1.70%, 02/15/31	3,078	2,669,875
National Health Investors, Inc., 3.00%, 02/01/31	2,372	2,133,911
NNN REIT, Inc., 4.60%, 02/15/31(a)	3,155	3,097,567
Omega Healthcare Investors, Inc., 3.38%, 02/01/31(a)	3,823	3,514,526
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	1,300	1,147,996
Prologis LP
1.63%, 03/15/31	2,655	2,294,070
1.75%, 02/01/31	2,319	2,022,426
4.25%, 06/15/31	2,465	2,394,280
4.75%, 01/15/31(a)	3,050	3,038,014
Public Storage Operating Co.
2.25%, 11/09/31(a)	2,035	1,782,577
2.30%, 05/01/31	4,265	3,796,157
Rayonier LP, 2.75%, 05/17/31	1,830	1,633,335
Realty Income Corp.
3.20%, 02/15/31(a)	2,409	2,235,738
3.25%, 01/15/31	5,673	5,289,463
Rexford Industrial Realty LP, 2.15%, 09/01/31	2,232	1,926,696
Sabra Health Care LP, 3.20%, 12/01/31(a)	3,929	3,529,768
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	2,741	2,451,893
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
SBA Communications Corp., 5.15%, 07/15/31	$4,505	$4,477,179
Simon Property Group LP
2.20%, 02/01/31(a)	5,090	4,533,219
4.30%, 01/15/31	3,368	3,282,191
Store Capital LLC
2.70%, 12/01/31	1,478	1,288,566
4.95%, 02/11/31	1,990	1,943,251
Sun Communities Operating LP, 2.70%, 07/15/31	3,988	3,551,009
Tanger Properties LP, 2.75%, 09/01/31(a)	2,017	1,799,042
UDR, Inc., 3.00%, 08/15/31	3,145	2,858,127
Ventas Realty LP, 2.50%, 09/01/31	2,097	1,850,528
VICI Properties LP, 5.13%, 11/15/31	4,161	4,085,294
Welltower OP LLC
2.75%, 01/15/31	3,691	3,370,569
2.80%, 06/01/31(a)	4,146	3,768,974
WP Carey, Inc., 2.40%, 02/01/31	3,278	2,925,507
		188,317,442
Retail — 2.5%
AutoNation, Inc., 2.40%, 08/01/31	2,871	2,504,996
AutoZone, Inc.
1.65%, 01/15/31(a)	3,403	2,946,677
4.95%, 07/15/31	2,761	2,743,379
Dollar Tree, Inc., 2.65%, 12/01/31	4,326	3,822,870
Ferguson Enterprises, Inc., 4.35%, 03/15/31	3,995	3,888,847
Home Depot, Inc.(The)
1.38%, 03/15/31	6,951	5,974,907
1.88%, 09/15/31(a)	5,422	4,705,184
4.85%, 06/25/31	5,749	5,764,473
Lowe's Companies, Inc., 2.63%, 04/01/31(a)	8,644	7,805,598
Lowe's Cos, Inc., 4.25%, 03/15/31	6,158	5,972,556
McDonald's Corp., 4.40%, 02/12/31	2,892	2,847,273
O'Reilly Automotive, Inc., 1.75%, 03/15/31(a)	2,891	2,509,132
Ross Stores, Inc., 1.88%, 04/15/31	2,957	2,583,083
Starbucks Corp., 4.90%, 02/15/31	2,761	2,764,171
TJX Companies, Inc. (The), 1.60%, 05/15/31	2,963	2,559,383
Walmart, Inc., 4.15%, 04/30/31	5,155	5,050,136
		64,442,665
Semiconductors — 3.8%
Analog Devices, Inc., 2.10%, 10/01/31	5,751	5,015,656
Applied Materials, Inc., 4.00%, 01/15/31	2,985	2,883,790
Broadcom, Inc.
2.45%, 02/15/31	15,182	13,528,933
4.30%, 01/15/31	3,377	3,264,882
5.15%, 11/15/31	8,506	8,481,669
Intel Corp.
2.00%, 08/12/31	6,821	5,868,324
4.65%, 06/01/31	5,725	5,597,954
5.00%, 02/21/31	2,435	2,427,022
Marvell Technology, Inc., 2.95%, 04/15/31	4,290	3,891,421
NVIDIA Corp.
2.00%, 06/15/31	6,142	5,395,856
4.50%, 06/15/31	25,170	24,629,855
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.50%, 05/11/31	5,434	4,824,388
Skyworks Solutions, Inc., 3.00%, 06/01/31	2,900	2,577,128
Texas Instruments, Inc., 1.90%, 09/15/31(a)	2,772	2,404,201
TSMC Arizona Corp., 2.50%, 10/25/31	6,891	6,160,819
		96,951,898
Software — 4.1%
Autodesk, Inc., 2.40%, 12/15/31	4,648	4,038,910

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Broadridge Financial Solutions, Inc., 2.60%, 05/01/31	$5,785	$5,130,101
Fidelity National Information Services, Inc.
2.25%, 03/01/31(a)	5,122	4,507,887
4.80%, 03/10/31	6,892	6,765,550
Fiserv, Inc.
4.55%, 02/15/31	5,345	5,174,810
5.35%, 03/15/31	2,845	2,843,196
Intuit, Inc., 4.95%, 06/15/31	2,105	2,085,076
Oracle Corp.
2.88%, 03/25/31	17,712	15,445,927
4.95%, 02/04/31(a)	18,138	17,327,146
Roper Technologies, Inc., 1.75%, 02/15/31	5,714	4,935,309
Salesforce, Inc.
1.95%, 07/15/31	8,547	7,370,007
4.90%, 09/15/31	19,197	18,914,867
ServiceNow, Inc., 4.70%, 08/15/31	1,702	1,676,141
VMware LLC, 2.20%, 08/15/31	8,189	7,124,318
		103,339,245
Telecommunications — 4.9%
AT&T, Inc.
2.75%, 06/01/31	16,549	14,903,505
4.40%, 04/30/31(a)	8,425	8,190,326
Cisco Systems, Inc., 4.95%, 02/26/31(a)	13,449	13,526,745
Motorola Solutions, Inc., 2.75%, 05/24/31	4,683	4,212,408
Orange SA, 9.00%, 03/01/31	12,761	14,702,264
T-Mobile USA, Inc.
2.25%, 11/15/31	4,862	4,218,947
2.55%, 02/15/31	13,960	12,525,502
2.88%, 02/15/31	5,777	5,254,855
3.50%, 04/15/31	13,561	12,645,248
Verizon Communications, Inc.
1.75%, 01/20/31	12,416	10,817,932
2.55%, 03/21/31	20,085	18,056,480
Vodafone Group PLC, 4.80%, 06/18/31	5,255	5,163,996
		124,218,208
Toys, Games & Hobbies — 0.1%
Hasbro, Inc., 4.65%, 03/12/31	1,255	1,228,811
Transportation — 1.5%
Canadian National Railway Co., 4.20%, 03/12/31	1,844	1,790,929
Canadian Pacific Railway Co.
2.45%, 12/02/31	7,934	6,988,755
7.13%, 10/15/31	1,933	2,112,610
Fedex Freight Holding Co., Inc., 4.65%, 03/15/31(b)	4,718	4,593,889
Security	Par (000)	Value
Transportation (continued)
GXO Logistics, Inc., 2.65%, 07/15/31	$2,437	$2,144,284
Norfolk Southern Corp., 2.30%, 05/15/31	3,065	2,725,528
Ryder System, Inc., 5.00%, 09/15/31	2,605	2,588,507
Union Pacific Corp., 2.38%, 05/20/31	5,816	5,208,945
Walmart, Inc., 1.80%, 09/22/31(a)	9,991	8,734,955
		36,888,402
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31	3,527	3,048,596
Venture Capital — 0.0%
Hercules Capital, Inc., 6.30%, 07/24/31	1,240	1,224,020
Water — 0.2%
American Water Capital Corp., 2.30%, 06/01/31	3,271	2,897,547
Essential Utilities, Inc., 2.40%, 05/01/31	2,298	2,038,141
		4,935,688
Total Long-Term Investments — 98.6% (Cost: $2,513,250,858)		2,497,819,232
	Shares
Short-Term Securities
Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	247,972,364	248,046,756
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(d)	17,320,000	17,320,000
Total Short-Term Securities — 10.5% (Cost: $265,358,082)		265,366,756
Total Investments — 109.1% (Cost: $2,778,608,940)		2,763,185,988
Liabilities in Excess of Other Assets — (9.1)%		(229,746,011)
Net Assets — 100.0%		$2,533,439,977

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2031 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,189,576	$142,900,460 (a)	$—	$(34,482)	$(8,798)	$248,046,756	247,972,364	$358,632 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,830,000	5,490,000 (a)	—	—	—	17,320,000	17,320,000	157,313	—
				$(34,482)	$(8,798)	$265,366,756		$515,945	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,497,819,232	$—	$2,497,819,232
Short-Term Securities
Money Market Funds	265,366,756	—	—	265,366,756
	$265,366,756	$2,497,819,232	$—	$2,763,185,988

Portfolio Abbreviation
REIT	Real Estate Investment Trust